Contract Liabilities (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Contract Liabilities [Member]
Contract Liabilities [Line Items]
Revenue recognised contract liabilities